Related-party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related-party Transactions
Schedule of transactions between related parties	Sales and accounts receivable

	Year ended December 31,
	2023	2024	2025

	(in thousands)
Sales of goods
Associates	$8	54	103
Other related parties	111	11	—
	$119	65	103

	December 31,
	2024	2025

	(in thousands)
Accounts receivable
Associates	$—	10
Other related parties	31	—
	$31	10
Purchase and accounts payable

	Year ended December 31,
	2023	2024	2025

	(in thousands)
Purchase of raw materials
CMMT	$1,258	—	—

Others

	Year ended December 31,
	2023	2024	2025

	(in thousands)
Revenue from miscellaneous service
Associates	$78	92	58

Technical service fee
Viewsil	$1,140	—	—

Miscellaneous fee
CMMT	$458	—	—
Associates	—	11	—
	$458	11	—

	December 31,
	2024	2025

	(in thousands)
Other receivable
Associates	$13	22

Other payable
Associates	$—	364

Schedule of compensation of key management personnel

The compensation to key management personnel for the years ended December 31, 2023, 2024 and 2025 were as follows:

	Year ended December 31,
	2023	2024	2025

	(in thousands)
Short-term employee benefits	$1,790	1,781	1,195
Post-employment benefits	10	10	8
Share-based compensation	202	227	238
	$2,002	2,018	1,441